Employee benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 01, 2005
Statement [line items]
Contribution expense to the plan	$ 89,000	$ 80,000	$ 68,000
Percentage of wages contribution to employee				6.00%
Plan assets	5,100,000
Present value of the defined benefit obligations	(3,000,000)
Salary	110,828,000	115,626,000	125,813,000
Labour and social welfare	2,737,000	2,588,000	2,390,000
Defined contribution plans
Statement [line items]
Contribution expense to the plan	4,097,000	3,864,000	3,922,000
Other Foreign Subsidiaries Pension Expenses	$ 223,000	$ 221,000	$ 221,000